CONTRACT COSTS (Tables)	12 Months Ended
Sep. 30, 2025
Revenue from Contract with Customer [Abstract]
SCHEDULE OF CONTRACT COSTS

Contract costs consist of the following:

	As of
	September 30, 2025	September 30, 2024

Balance at the beginning of year	$440,330	$-
Additions	50,123	1,206,379
Recognized to cost of revenue during the year	(489,796)	(766,049)
Exchange Rate Translation	(657)	-
Balance at the end of year	$-	$440,330